COMMITMENTS (Additional Information) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Leases, Rent Expense, Net	$ 347,359	$ 271,906
Other Commitment	68,350
Depreciation	24,737	27,635
Less accumulated depreciation	(404,782)	(410,773)
Other Commitments Cancellable Notice Period	15-30 days’
Telephone Equipment [Member]
Purchase Of Property Plant and Equipment Under Capital Lease	11,599
Depreciation	966
Less accumulated depreciation	$ 966